Lines of Credit and Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instruments [Abstract]
2019	$ 503,116
2020	0
2021	315,732
2022	470,371
2023	335,201
thereafter	549,786
Total long-term debt	$ 2,174,206	$ 1,758,258